UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22686

Blackstone / GSO Strategic Credit Fund

(exact name of Registrant as specified in charter)

345 Park Avenue, 31st Floor

New York, New York 10154

(Address of principal executive offices) (Zip code)

(Name and address of agent for service)

Marisa Beeney

345 Park Avenue, 31st Floor

New York, New York 10154

Registrant’s telephone number, including area code: (800) 831-5776

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Item 1. Schedule of Investments.

Blackstone / GSO Strategic Credit Fund

Portfolio of Investments

September 30, 2014 (Unaudited)

	Principal Amount	Market Value

FLOATING RATE LOAN INTERESTS(a) - 111.71%
Aerospace and Defense - 3.63%
Camp International Holding Company, Senior Secured First Lien Replacement Term Loan, 4.750%, 05/31/2019	$5,385,823	$5,389,189
DAE Aviation Holdings Inc, Senior Secured First Lien Tranche B-1 Term Loan, 5.000%, 11/02/2018	4,028,211	4,048,352
DAE Aviation Holdings Inc, Senior Secured Second Lien Initial Term Loan, 7.750%, 08/05/2019	3,750,000	3,792,187
Landmark Aviation FBO Canada Inc, Senior Secured First Lien Canadian Term Loan, 4.750%, 10/25/2019	236,986	236,320
LM US Member LLC, Senior Secured First Lien Initial Term Loan, 4.750%, 10/25/2019	5,970,840	5,954,062
LM US Member LLC, Senior Secured Second Lien Initial Term Loan, 8.250%, 10/26/2020	4,000,000	4,013,320
Sequa Corp, Senior Secured First Lien Initial Term Loan, 5.250%, 06/19/2017	2,400,787	2,294,264
Standard Aero Limited, Senior Secured First Lien Tranche B-2 Term Loan, 5.000%, 11/02/2018	1,826,122	1,835,253
TurboCombustor Technology Inc, Senior Secured First Lien Term Loan, 5.500%, 12/02/2020	2,791,406	2,800,143

		30,363,090

Automotive - 1.66%
Affinia Group Inc, Senior Secured Tranche B-2 First Lien Term Loan, 4.750%, 04/25/2020	1,854,572	1,848,776
CCC Information Services Inc, Senior Secured First Lien Term Loan, 4.000%, 12/20/2019	2,969,773	2,941,011
Grede Holdings LLC, Senior Secured First Lien Initial Term Loan, 4.750%, 06/02/2021	689,655	688,724
Mitchell International Inc, Senior Secured First Lien Initial Term Loan, 4.500%, 10/13/2020	6,217,566	6,169,660
TI Group Automotive Systems LLC, Senior Secured First Lien Term Loan, 4.250%, 07/02/2021	2,273,149	2,246,167

		13,894,338

Banking, Finance and Real Estate - 6.20%
Alliant Holdings I Inc, Senior Secured First Lien Term B Loan, 4.250%, 12/20/2019	9,544,273	9,448,830
AmWins Group LLC, Senior Secured First Lien Term Loan, 5.000%, 09/06/2019	2,687,284	2,689,299
AssuredPartners Capital, Inc, Senior Secured First Lien Initial Term Loan, 4.500%, 04/02/2021	2,622,951	2,593,456
Asurion LLC, Senior Secured Second Lien Term Loan, 8.500%, 03/03/2021	1,063,830	1,078,457
Asurion LLC, Senior Secured Tranche B-1 First Lien Incremental Term Loan, 5.000%, 05/24/2019	7,727,516	7,700,972
Cunningham Lindsey US Inc, Senior Secured First Lien Initial Term Loan, 5.000%, 12/10/2019	9,210,938	9,095,801
Duff & Phelps Corp, Senior Secured First Lien Term Loan, 4.500%, 04/23/2020	2,543,016	2,534,115
Guggenheim Partners Investment Management Holdings LLC, Senior Secured First Lien Initial Term Loan, 4.250%, 07/22/2020	3,413,793	3,395,307
HUB International Ltd, Senior Secured First Lien Initial Term Loan, 4.250%, 10/02/2020	2,208,035	2,163,874
Interactive Data Corporation, Senior Secured First Lien Term Loan, 4.750%, 05/02/2021	3,874,792	3,863,284
National Financial Partners Corp, Senior Secured Specified Refinancing Term Loan, 4.500%, 07/01/2020	3,001,820	2,980,552
Opal Acquisition Inc, Senior Secured First Lien Term B Loan, 5.000%, 11/27/2020	4,288,580	4,285,921

		51,829,868

Beverage, Food and Tobacco - 5.26%
AdvancePierre Foods Inc, Senior Secured Second Lien Term Loan, 9.500%, 10/10/2017	6,944,444	6,909,722
ARG IH Corp, Senior Secured First Lien Term Loan, 4.750%, 11/15/2020	992,500	993,120
CEC Entertainment Inc, Senior Secured First Lien Term B Loan, 4.250%, 02/15/2021	6,813,587	6,626,213
Dave and Busters Inc, Senior Secured First Lien Term Loan, 4.500%, 07/25/2020	1,033,058	1,026,601
Dole Food Company Inc, Senior Secured First Lien Tranche B Term Loan, 4.500%, 11/01/2018	2,296,684	2,278,885
El Pollo Loco Inc, Senior Secured First Lien Term Loan, 5.253%, 10/11/2018	1,588,000	1,593,955
Fairway Group Acquisition Company, Senior Secured First Lien Term Loan, 5.000%, 08/17/2018	3,430,153	3,357,262
Performance Food Group Inc, Senior Secured Second Lien Term Loan, 6.250%, 11/14/2019	2,969,925	2,966,213
RGIS Services LLC, Senior Secured Tranche C First Lien Term Loan, 5.500%, 10/18/2017	2,962,025	2,925,000
Stater Bros Markets, Senior Secured First Lien Term B Loan, 4.750%, 05/12/2021	491,803	491,191

	Principal Amount	Market Value

Beverage, Food and Tobacco (continued)
Supervalu Inc, Senior Secured First Lien Term Loan, 4.500%, 03/21/2019	$2,918,523	$2,870,090
US Foods Inc, Senior Secured First Lien Term Loan, 4.500%, 03/29/2019	10,278,766	10,238,627
Winebow Holdings Inc, Senior Secured First Lien Term Loan, 4.750%, 07/01/2021	342,653	341,796
Winebow Holdings Inc, Senior Secured Second Lien Term Loan, 8.500%, 01/02/2022	1,387,283	1,380,347

		43,999,022

Capital Equipment - 1.89%
Mirror Bidco Corp, Senior Secured First Lien Term Loan, 4.250%, 12/28/2019	4,775,436	4,718,752
Sensus USA Inc, Senior Secured Second Lien Term Loan, 8.500%, 05/09/2018	6,450,000	6,433,875
STS Operating Inc, Senior Secured First Lien Term Loan, 4.750%, 02/12/2021	2,082,558	2,074,748
Unifrax I LLC, Senior Secured First Lien Dollar Term Loan, 4.250%, 11/28/2018	294,767	292,372
Virtuoso US LLC, Senior Secured First Lien Term Loan, 4.750%, 02/11/2021	2,306,291	2,291,877

		15,811,624

Chemicals, Plastics and Rubber - 4.44%
Axalta Coating Systems US Holdings Inc, Senior Secured First Lien Term Loan, 3.750%, 02/03/2020	7,921,861	7,779,109
Emerald Performance Materials LLC, Senior Secured First Lien Term Loan, 4.500%, 07/30/2021	1,818,182	1,805,909
EWT Holdings III Corp, Senior Secured First Lien Term Loan, 4.750%, 01/15/2021	1,267,021	1,254,351
Filtration Group Corporation, Senior Secured First Lien Term Loan, 4.500%, 11/20/2020	364,592	363,680
Ineos US Finance LLC, Senior Secured First Lien Dollar Term Loan, 3.750%, 05/04/2018	2,956,236	2,901,013
Pinnacle Operating Corporation, Senior Secured First Lien Term B Loan, 4.750%, 11/15/2018	11,025,844	10,943,150
PQ Corporation, Senior Secured First Lien Term Loan, 4.000%, 08/07/2017	9,825,000	9,728,519
Solenis International LP, Senior Secured First Lien Initial Dollar Term Loan, 4.250%, 07/31/2021	877,193	863,158
Univar Inc, Senior Secured First Lien Term B Loan, 5.000%, 06/30/2017	1,449,942	1,436,951

		37,075,840

Construction and Building - 2.85%
Atkore International, Inc, Senior Secured First Lien Term Loan, 4.500%, 04/09/2021	4,189,500	4,158,079
Interline Brands Inc, Senior Secured First Lien Term Loan, 4.000%, 03/17/2021	700,704	689,973
Jeld-Wen Inc, Senior Secured First Lien Term B Loan, L+4.25%, 09/24/2021(b)	4,000,000	3,977,520
PlyGem Industries Inc, Senior Secured First Lien Term Loan, 4.000%, 02/01/2021	802,419	788,879
Quikrete Holdings Inc, Senior Secured First Lien Initial Term Loan, 4.000%, 09/28/2020	4,223,632	4,181,395
Rexnord LLC, Senior Secured First Lien Term B Loan, 4.000%, 08/21/2020	5,869,286	5,784,386
Road Infrastructure Investment LLC, Senior Secured First Lien Term Loan, 4.250%, 03/31/2021	1,444,355	1,408,246
SRS Distribution Inc, Senior Secured First Lien Term Loan, 4.750%, 09/02/2019	2,858,553	2,856,166

		23,844,644

Consumer Goods Durable - 2.60%
Apex Tool Group, LLC, Senior Secured First Lien Term Loan, 4.500%, 01/31/2020	1,753,236	1,696,992
Capital Safety North America Holdings Inc, Senior Secured First Lien Initial Term Loan, 3.750%, 03/29/2021	3,914,770	3,822,773
Hillman Group Inc (The), Senior Secured First Lien Term B Loan, 4.500%, 06/30/2021	803,906	801,897
Leonardo Acquisition Corp, Senior Secured First Lien Term Loan, 4.250%, 01/29/2021	4,133,077	4,081,413
MModal LLC, Senior Secured First Lien Term B Loan, 9.000%, 01/31/2020	4,883,794	4,883,794
Serta Simmons Holdings LLC, Senior Secured First Lien Term Loan, 4.250%, 10/01/2019	6,520,019	6,471,152

		21,758,021

Consumer Goods Non Durable - 1.45%
Acosta Holdco Inc, Senior Secured First Lien Term Loan, 5.000%, 09/30/2021	2,774,566	2,774,566
Bauer Performance Sports Ltd, Senior Secured First Lien Initial Term Loan, 4.000%, 04/15/2021	1,652,287	1,637,838
FGI Operating Company LLC, Senior Secured First Lien Term B Loan, 5.500%, 04/19/2019	1,969,861	1,969,861
Inmar Inc, Senior Secured Second Lien Initial Term Loan, 4.250%, 01/27/2022	2,471,698	2,459,340
New HB Acquisition LLC, Senior Secured First Lien Term Loan, 6.750%, 04/09/2020	1,356,818	1,392,435
Reddy Ice Corporation, Senior Secured First Lien Term B Loan, 6.751%, 05/01/2019	1,974,937	1,886,065

		12,120,105

	Principal Amount	Market Value

Containers, Packaging and Glass - 3.56%
Berlin Packaging LLC, Senior Secured First Lien Term Loan,:
L+3.50%, 09/24/2021(b)	$1,183,432	$1,183,432
L+6.75%, 09/23/2022(b)	428,571	431,786
Exopack Holdings SA, Senior Secured First Lien Term Loan, 5.250%, 05/08/2019	1,488,750	1,498,055
Husky Injection Molding Systems Ltd, Senior Secured First Lien Term Loan, 4.250%, 06/30/2021	845,828	834,993
Multi Packaging Solutions Inc, Senior Secured First Lien Initial Tranche B Term Loan, 4.250%, 09/30/2020	10,241,767	10,145,750
Pelican Products Inc, Senior Secured First Lien Term Loan, 5.250%, 04/10/2020	749,821	751,227
Pelican Products Inc, Senior Secured Second Lien Term Loan, 9.250%, 04/09/2021	1,312,500	1,317,422
Polarpak Inc, Senior Secured First Lien Canadian Borrower Term Loan, 4.500%, 06/07/2020	3,987,503	3,947,627
Ranpak Corp, Senior Secured Second Lien Term Loan, 8.500%, 04/23/2020	4,264,706	4,319,785
Signode Industrial Group US Inc., Senior Secured First Lien Term Loan, 4.000%, 05/03/2021	2,631,288	2,590,187
WNA Holdings Inc, Senior Secured First Lien Term Loan, 4.500%, 06/07/2020	2,725,909	2,698,650

		29,718,914

Energy Electricity - 0.69%
La Frontera Generation LLC, Senior Secured First Lien Term Loan, 4.500%, 09/30/2020	2,915,188	2,885,584
Star West Generation LLC, Senior Secured First Lien Term B Advance Loan, 4.250%, 03/13/2020	2,909,252	2,891,069

		5,776,653

Energy, Oil and Gas - 8.11%
American Energy Marcellus LLC, Senior Secured First Lien Term Loan, 5.250%, 08/04/2020	7,407,407	7,365,741
Arch Coal Inc, Senior Secured First Lien Initial Term Loan, 6.250%, 05/16/2018	5,984,729	5,494,729
Atlas Energy LP, Senior Secured First Lien Term Loan, 6.500%, 07/22/2019	2,392,500	2,413,434
Blackbrush Oil & Gas LP, Senior Secured Second Lien Term Loan, 8.750%, 07/30/2021	2,212,389	2,184,735
Brock Holdings III Inc, Senior Secured Second Lien Term Loan, 10.000%, 03/16/2018	3,833,333	3,775,833
Chief Exploration & Development LLC, Senior Secured Second Lien Term Loan, 7.500%, 05/16/2021	752,941	754,353
Crestwood Holdings LLC, Senior Secured Tranche B-1 First Lien Term Loan, 7.000%, 06/19/2019	5,522,531	5,596,753
Drillships Ocean Ventures Inc, Senior Secured First Lien Term Loan, 5.500%, 07/26/2021	3,358,209	3,265,858
EMG Utica LLC, Senior Secured First Lien Term Loan, 4.750%, 03/27/2020	1,888,112	1,890,472
Expro Finservices SARL, Senior Secured First Lien Initial Term Loan, 5.750%, 09/2/2021	5,625,000	5,608,575
Jonah Energy Inc, Senior Secured Second Lien Initial Term Loan, 7.500%, 05/12/2021	7,246,575	7,192,226
Sheridan Investment Partners I LLC, Senior Secured Tranche B-2 First Lien Term Loan 4.250%, 10/01/2019	5,638,904	5,563,709
Sheridan Production Partners I-A LP, Senior Secured Tranche B-2 First Lien Term Loan 4.250%, 10/01/2019	747,201	737,237
Sheridan Production Partners I-M LP, Senior Secured Tranche B-2 First Lien Term Loan 4.250%, 10/01/2019	456,395	450,309
Templar Energy LLC, Senior Secured Second Lien Term Loan, 8.000%, 11/25/2020	8,146,154	7,911,952
Utex Industries Inc, Senior Secured Second Lien Initial Term Loan, 8.250%, 05/20/2022	3,181,818	3,203,693
W3 Co, Senior Secured First Lien Term Loan, 5.750%, 03/13/2020	1,101,242	1,099,866
W3 Co, Senior Secured Second Lien Term Loan, 9.250%, 09/13/2020	3,385,430	3,317,721

		67,827,196

Environmental Industries - 1.50%
ADS Waste Holdings Inc, Senior Secured First Lien Tranche B-2 Term Loan, 3.750%, 10/09/2019	6,852,627	6,684,737
Energy Solutions LLC, Senior Secured First Lien Advance Term Loan, 6.750%, 05/29/2020	2,901,818	2,950,786
US Ecology Inc, Senior Secured First Lien Term B Loan, 3.750%, 06/17/2021	1,662,500	1,663,547
Wastequip LLC, Senior Secured First Lien Term Loan, 5.500%, 08/09/2019	1,202,174	1,204,681

		12,503,751

Forest Products and Paper - 0.14%
W/S Packaging Group Inc, Senior Secured First Lien Term Loan, 5.004%, 08/09/2019	1,193,051	1,190,068

Healthcare and Pharmaceuticals - 9.36%
Accellent Inc, Senior Secured First Lien Initial Term Loan, 4.500%, 03/12/2021	3,033,537	2,985,000
Akorn Inc, Senior Secured First Lien Term Loan, 4.500%, 04/16/2021	1,318,681	1,314,145

	Principal Amount	Market Value

Healthcare and Pharmaceuticals (continued)
Alvogen Pharma US Inc, Senior Secured First Lien Term Loan, 7.000%, 05/23/2018	$6,035,414	$6,103,312
CHG Buyer Corporation, Senior Secured Second Lien Term Loan, 9.000%, 11/19/2020	2,673,913	2,724,049
CHG Healthcare Services Inc, Senior Secured First Lien Term Loan, 4.250%, 11/19/2019	4,935,059	4,915,023
Convatec Inc, Senior Secured First Lien Dollar Term Loan, 4.000%, 12/22/2016	3,752,023	3,736,396
CT Technologies Intermediate Holdings Inc, Senior Secured First Lien Initial Term Loan, 5.250%, 10/04/2019	1,470,370	1,466,694
Curo Health Services LLC, Senior Secured First Lien Initial Term Loan, 5.750%, 06/08/2020	1,396,500	1,380,789
Devix Topco - Prescrix Inc, Senior Secured First Lien Term B Loan, 4.250%, 05/03/2021	443,333	440,840
Envision Acquisition Company LLC, Senior Secured First Lien Term Loan, 5.750%, 11/04/2020	7,022,667	7,013,923
Generic Drug Holdings Inc, Senior Secured First Lien Term Loan, 5.000%, 08/16/2020	4,387,910	4,398,880
Ikaria Acquisition Inc, Senior Secured First Lien Term Loan, 5.000%, 02/12/2021	2,946,742	2,947,213
Medpace Holdings Inc, Senior Secured First Lien Initial Term Loan, 4.750%, 04/01/2021	1,489,707	1,493,431
National Mentor Holdings Inc, Senior Secured First Lien Initial Tranche B Term Loan, 4.750%, 01/29/2021	3,608,808	3,583,998
Onex Carestream Finance LP, Senior Secured First Lien Term Loan, 5.000%, 06/07/2019	4,881,059	4,881,498
Par Pharmaceutical Companies, Inc, Senior Secured First Lien Term B-2 Loan, 4.000%, 09/30/2019	6,884,798	6,758,186
Phillips-Medisize Corporation, Senior Secured First Lien Initial Term Loan, 4.750%, 06/16/2021	802,586	800,584
PRA Holdings Inc, Senior Secured First Lien Tranche B-1 Term Loan, 4.500%, 09/23/2020	4,725,355	4,693,530
Progressive Solutions LLC, Senior Secured First Lien Initial Term Loan, 5.500%, 10/22/2020	2,539,286	2,548,021
Progressive Solutions LLC, Senior Secured Second Lien Term Loan, 9.500%, 10/22/2021	1,937,374	1,937,374
QoL Meds LLC, Senior Secured First Lien Term Loan, 5.500%, 07/15/2020	444,444	443,333
Smile Brands Group Inc, Senior Secured First Lien Term B Loan, 7.500%, 08/16/2019	4,119,128	4,040,184
Surgery Center Holdings Inc, Senior Secured First Lien Term Loan, L+4.25%, 07/24/2020(b)	3,136,364	3,132,443
Surgical Care Affiliates LLC, Senior Secured First Lien Class C Incremental Term Loan, 4.000%, 06/29/2018	2,463,862	2,443,843
United Surgical Partners International Inc, Senior Secured New Tranche B First Lien Term Loan, 4.750%, 04/03/2019	2,100,161	2,101,295

		78,283,984

High Tech Industries - 17.59%
Applied Systems Inc, Senior Secured First Lien Initial Term Loan, 4.250%, 01/25/2021	2,481,250	2,458,249
Ascend Learning LLC, Senior Secured First Lien Term Loan, 6.000%, 07/31/2019	786,826	791,154
Ascend Learning LLC, Senior Secured Second Lien Term Loan, 9.500%, 11/30/2020	1,030,303	1,036,742
Aspect Software Inc, Senior Secured Tranche B First Lien Term Loan, 7.250%, 05/07/2016	6,609,280	6,615,493
Attachmate Corporation, Senior Secured Second Lien Term Loan, 11.000%, 11/22/2018	5,838,265	5,940,435
Blackboard Inc, Senior Secured First Lien Term B-3 Loan, 4.750%, 10/04/2018	12,407,820	12,341,872
Blue Coat Systems Inc, Senior Secured First Lien Term Loan, 4.000%, 05/31/2019	6,697,184	6,588,355
BMC Software Finance Inc, Senior Secured First Lien Initial Term Loan, L+4.00%, 09/10/2020(b)	2,065,920	2,034,931
Dell International LLC, Senior Secured First Lien Term B Loan, 4.500%, 04/29/2020	4,962,500	4,935,132
EZE Software Group LLC, Senior Secured First Lien Term B-1 Loan, 4.000%, 04/06/2020	1,316,717	1,296,966
EZE Software Group LLC, Senior Secured Second Lien Term Loan, 7.250%, 04/05/2021	1,643,057	1,634,842
Flexera Software LLC, Senior Secured First Lien Term Loan, 4.500%, 04/02/2020	1,937,029	1,924,923
Flexera Software LLC, Senior Secured Second Lien Term Loan, 8.000%, 04/02/2021	2,000,000	1,960,000
Freescale Semiconductor Inc, Senior Secured First Lien Term Loan, 4.250%, 02/28/2020	2,962,575	2,923,232
Go Daddy Operating Company LLC, Senior Secured First Lien Initial Term Loan, 4.750%, 05/13/2021	5,369,875	5,302,778
Hyland Software Inc, Senior Secured First Lien Initial Term Loan, 4.750%, 02/19/2021	9,769,758	9,765,166
Kronos Incorporated, Senior Secured First Lien Incremental Term Loan, 4.500%, 10/30/2019	10,339,924	10,288,224
Kronos, Incorporated, Senior Secured Second Lien Term Loan, 9.750%, 04/30/2020	3,850,008	3,975,134
Landslide Holdings Inc, Senior Secured First Lien Term Loan, 5.000%, 02/25/2020	5,477,667	5,470,820
Mitel US Holdings Inc, Senior Secured First Lien Term B Loan, 5.250%, 01/31/2020	2,336,332	2,348,013
MSC Software Corporation, Senior Secured Second Lien Term Loan, 8.500%, 05/28/2021	1,095,833	1,079,396
NXP BV, Senior Secured Tranche D First Lien Term Loan, 3.250%, 01/11/2020	4,150,355	4,090,694
P2 Upstream Acquisition Co, Senior Secured First Lien Term Loan, 5.000%, 10/30/2020	4,253,571	4,242,937
Peak 10 Inc, Senior Secured First Lien Term Loan, 5.000%, 06/17/2021	2,473,800	2,466,453
Peak 10 Inc, Senior Secured Second Lien Term Loan, 8.250%, 06/17/2022	1,500,000	1,488,750
ProQuest Company, Senior Secured First Lien Term B Loan, L+4.25%, 09/24/2021(b)	3,600,000	3,603,744
Rocket Software Inc, Senior Secured First Lien Term Loan, 5.750%, 02/08/2018	2,789,456	2,796,429
Ship Luxco 3 Sarl - WorldPay US Finance LLC, Senior Secured Facility B2A First Lien Term Loan, 5.250%, 11/29/2019	1,011,411	1,019,538

	Principal Amount	Market Value

High Tech Industries (continued)
Ship Luxco 3 Sarl - WorldPay US Finance LLC, Senior Secured First Lien Facility B2A Term Loan, 4.750%, 11/29/2019	$2,707,692	$2,717,860
Sirius Computer Solutions Inc, Senior Secured First Lien Term Loan, 7.000%, 12/07/2018	4,511,538	4,573,572
Sophia LP, Senior Secured First Lien Term B-1 Loan, 4.000%, 07/19/2018	1,833,514	1,811,054
Tech Finance & Co SCA, Senior Secured First Lien Term Loan, 5.500%, 07/11/2020	9,318,321	9,330,901
Telx Group Inc (The), Senior Secured First Lien Initial Term Loan, 4.500%, 04/09/2020	5,985,000	5,899,923
TriZetto Group Inc (The), Senior Secured First Lien Term Loan, 4.750%, 05/02/2018	1,719,000	1,716,851
TriZetto Group Inc (The), Senior Secured Second Lien Term Loan, 8.500%, 03/28/2019	1,288,768	1,298,434
Vertafore Inc, Senior Secured Second Lien Term Loan, 9.750%, 10/27/2017	9,250,000	9,334,776

		147,103,773

Hotels, Gaming and Leisure - 4.46%
Alpha Topco Limited - Delta 2 (Lux) Sarl, Senior Secured First Lien Term Loan, 4.750%, 07/30/2021	4,373,451	4,326,983
Caesars Entertainment Operating Company, Senior Secured First Lien Term B-5 Loan, 5.948%, 03/01/2017	4,331,541	3,954,048
Caesars Entertainment Operating Company, Senior Secured First Lien Term B-6 Loan, 6.947%, 03/01/2017	1,735,590	1,587,084
Caesars Entertainment Resort Properties LLC, Senior Senior Secured First Lien Term B Loan, 7.000%, 10/11/2020	10,502,035	10,081,953
Corner Investment Propco LLC, Senior Secured First Lien Term B Loan, 11.000%, 11/02/2019	3,000,000	3,052,500
Scientific Games International Inc, Senior Secured First Lien Incremental B-2 Term Loan, L+4.00%, 09/17/2021(b)	7,394,958	7,262,884
Zuffa LLC, Senior Secured First Lien Term B Loan, 3.750%, 02/25/2020	7,114,689	7,034,649

		37,300,101

Media Advertising, Printing and Publishing - 0.28%
Penton Media Inc, Senior Secured First Lien Term B Loan, 5.500%, 10/03/2019	2,376,000	2,373,030

Media Broadcasting and Subscription - 2.76%
Clear Channel Communications, Senior Secured First Lien Tranche D Term Loan, 6.900%, 01/30/2019	7,291,667	6,986,984
Clear Channel Communications, Senior Secured First Lien Tranche E Term Loan, 7.653%, 07/30/2019	2,708,333	2,662,387
Cumulus Media Holdings Inc, Senior Secured First Lien Term Loan, 4.250%, 12/23/2020	4,417,627	4,349,507
Entercom Radio LLC, Senior Secured First Lien Term B-2 Loan, 4.000%, 11/23/2018	1,664,299	1,662,219
Univision Communications Inc, Senior Secured First Lien Term C-4 Loan, 4.000%, 03/01/2020	3,940,204	3,872,492
Yankee Cable Acquisition LLC, Senior Secured First Lien Term B Loan, 4.500%, 03/01/2020	3,553,878	3,548,884

		23,082,473

Media Diversified and Production - 0.20%
Lions Gate Entertainment Corp, Senior Secured Second Lien Term Loan, 5.000%, 07/20/2020	1,666,667	1,677,775

Metals and Mining - 0.91%
Delachaux SA, Senior Secured First Lien Term B Loan, L+4.25%, 09/25/2021(b)	2,376,238	2,389,117
McJunkin Red Man Corporation, Senior Secured First Lien Term Loan, 5.000%, 11/09/2019	5,177,432	5,186,053

		7,575,170

Retail - 9.18%
Academy Ltd, Senior Secured First Lien Initial Term Loan, 4.500%, 08/03/2018	6,845,226	6,790,464
Albertson’s LLC, Senior Secured First Lien Term B-2 Loan, 4.750%, 03/21/2019	2,700,373	2,691,948
Albertson’s LLC, Senior Secured First Lien Term B-4 Loan, 4.500%, 08/25/2021	4,000,000	3,987,080
BJ’s Wholesale Club Inc, Senior Secured First Lien Replacement Term Loan, 4.500%, 09/26/2019	2,977,500	2,937,021
Burlington Coat Factory Warehouse Corp, Senior Secured First Lien Term B Loan, 4.250%, 08/13/2021	2,647,768	2,624,044
Container Store Inc (The), Senior Secured First Lien Term B-3 Loan, 4.250%, 04/08/2019	1,706,542	1,676,677
DBP Holding Corp, Senior Secured First Lien Initial Term Loan, 5.000%, 10/11/2019	6,937,368	6,726,368
Hudson’s Bay Company, Senior Secured First Lien Initial Term Loan, 4.750%, 11/04/2020	3,700,000	3,703,460
J Crew Group Inc, Senior Secured First Lien Initial Term Loan, 4.000%, 03/05/2021	5,623,911	5,357,788

	Principal Amount	Market Value

Retail (continued)
Men’s Wearhouse Inc (The), Senior Secured First Lien Tranche B Term Loan, 4.500%, 06/18/2021	$3,414,634	$3,400,395
Neiman Marcus Group Ltd LLC, Senior Secured First Lien Other Term Loan, 4.250%, 10/25/2020	3,521,819	3,466,790
New Albertson’s Inc, Senior Secured First Lien Term B Loan, 4.750%, 06/27/2021	5,000,000	4,921,900
Nine West Holdings, Inc, Senior Secured First Lien Initial Term Loan, 4.750%, 10/08/2019	1,995,000	1,932,656
Payless Inc, Senior Secured First Lien Term Loan, 5.000%, 03/11/2021	6,681,595	6,447,739
Payless Inc, Senior Secured Second Lien Initial Term Loan, 8.500%, 03/11/2022	1,845,543	1,753,266
Pier 1 Imports (US) Inc, Senior Secured First Lien Initial Term Loan, 4.500%, 04/30/2021	2,078,125	2,023,574
Smart & Final Stores LLC, Senior Secured First Lien Term Loan, 4.750%, 11/15/2019	12,727,804	12,719,913
Sports Authority (The), Senior Secured First Lien Term B Loan, 7.500%, 11/16/2017	3,755,182	3,586,199

		76,747,282

Services - Business - 8.89%
Alix Partners LLP, Senior Secured First Lien Replacement Term B-2 Loan, 4.000%, 07/10/2020	823,115	812,138
Checkout Holding Corp, Senior Secured First Lien Term B Loan, 4.500%, 04/09/2021	2,063,165	2,013,134
Crossmark Holdings Inc, Senior Secured First Lien Term Loan, 4.500%, 12/20/2019	3,105,813	3,059,226
Crossmark Holdings Inc, Senior Secured Second Lien Term Loan, 8.750%, 12/21/2020	2,000,000	1,985,000
eResearch Technology Inc, Senior Secured First Lien Term Loan, 6.000%, 05/02/2018	3,020,117	3,027,667
FHC Health Systems Inc, Senior Secured First Lien Term Loan, L+4.00%, 9/30/2021(b)	3,750,000	3,745,313
FR Dixie Acquisition Corp, Senior Secured First Lien Term Loan, 5.750%, 12/18/2020	5,223,684	5,231,859
Garda World Security Corporation, Senior Secured First Lien Delayed Draw Term B Loan, 4.000%, 11/06/2020	639,123	630,070
Garda World Security Corporation, Senior Secured First Lien Term B Loan, 4.000%, 11/06/2020	2,498,390	2,463,000
Information Resources Inc, Senior Secured First Lien Term Loan, 4.750%, 09/30/2020	1,158,151	1,160,566
MPH Acquisition Holdings LLC, Senior Secured First Lien Tranche B Term Loan, 4.000%, 03/31/2021	6,520,848	6,379,573
Neff Rental LLC, Senior Secured Second Lien Term Loan, 7.250%, 06/09/2021	2,536,232	2,548,913
Packaging Coordinators Inc, Senior Secured First Lien Term B Loan, L+4.25%, 08/01/2021(b)	4,682,927	4,692,667
PGA Holdings, Inc (Press Ganey), Senior Secured First Lien Term Loan, 4.250%, 04/20/2018	2,331,377	2,322,634
Power Buyer LLC, Senior Secured First Lien Delayed Draw Term Loan, L+3.25%, 05/06/2020(b)	75,669	74,345
Power Buyer LLC, Senior Secured First Lien Initial Term Loan, L+3.25%, 05/06/2020(b)	1,420,734	1,395,871
Project Dwight Holdings Corporation, Senior Secured Second Lien Term Loan, 8.750%, 11/06/2021	1,500,000	1,462,500
Scitor Corporation, Senior Secured First Lien Term Loan, 5.000%, 02/15/2017	1,614,747	1,604,655
Sedgwick Claims Management Services Inc, Senior Secured Second Lien Initial Term Loan, 6.750%, 02/28/2022	2,545,455	2,492,967
Sedgwick Claims Management Services Inc, Senior Secured Second Lien Term Loan, L+5.75%, 02/28/2022(b)	4,981,132	4,878,421
SurveyMonkey.com LLC, Senior Secured First Lien Term Loan, 5.500%, 02/07/2019	5,533,366	5,547,200
Trans Union LLC, Senior Secured First Lien Replacement Term Loan, 4.000%, 04/09/2021	3,644,337	3,593,098
Transaction Network Services, Senior Secured First Lien Initial Term Loan, 5.000%, 02/14/2020	3,299,750	3,287,376
Transaction Network Services, Senior Secured Second Lien Term Loan, 9.000%, 08/14/2020	1,406,250	1,392,188
Truven Health Analytics Inc, Senior Secured New Tranche B First Lien Term Loan, 4.500%, 06/06/2019	7,876,280	7,738,445
Vouvray US Finance LLC, Senior Secured First Lien Term Loan, 5.000%, 06/25/2021	789,231	786,271

		74,325,097

Services - Consumer - 3.29%
Alliance Laundry Systems LLC, Senior Secured First Lien Term Loan, 4.250%, 12/10/2018	2,670,486	2,647,120
California Pizza Kitchen Inc, Senior Secured First Lien Term Loan 5.250%, 03/29/2018	4,671,021	4,488,571
Knowledge Universe Education LLC, Senior Secured First Lien Term Loan, 5.250%, 03/18/2021	3,452,799	3,465,746
Monitronics International Inc, Senior Secured First Lien Term B Loan, 4.250%, 03/23/2018	8,322,845	8,244,818
NVA Holdings Inc, Senior Secured First Lien Term Loan, 4.750%, 08/14/2021	685,714	684,432
NVA Holdings Inc, Senior Secured Second Lien Term Loan, L+7.00%, 08/14/2022(b)	826,001	823,936
Renaissance Learning Inc, Senior Secured First Lien Initial Term Loan, 4.500%, 04/09/2021	2,792,982	2,742,374
ServiceMaster Company LLC (The), Senior Secured First Lien Term Loan, 4.250%, 07/01/2021	3,688,073	3,637,952

	Principal Amount	Market Value

Services - Consumer (continued)
Spin Holdco Inc, Senior Secured First Lien Initial Term Loan, 4.250%, 11/14/2019	$800,403	$787,901

		27,522,850

Telecommunications - 4.37%
Avaya Inc, Senior Secured Extended First Lien Term B-3 Loan, 4.654%, 10/26/2017	6,384,665	6,100,356
ConvergeOne Holdings Corporation, Senior Secured First Lien Initial Term Loan, 6.000%, 06/17/2020	2,850,000	2,842,875
Fairpoint Communications Inc, Senior Secured First Lien Term Loan, 7.500%, 02/14/2019	4,173,876	4,244,331
Fibertech Networks LLC, Senior Secured First Lien Term Loan, 4.000%, 12/18/2019	5,281,017	5,245,792
Hargray Communications Group Inc, Senior Secured First Lien Term Loan, 4.750%, 06/26/2019	2,962,500	2,968,677
Nextgen Finance LLC, Senior Secured First Lien Term B Loan, 5.000%, 05/31/2021	2,000,000	1,960,010
WideOpenWest Finance LLC, Senior Secured First Lien Term B Loan, 4.750%, 04/01/2019	3,931,125	3,924,560
Zayo Group LLC, Senior Secured First Lien Term Loan, 4.000%, 07/02/2019	9,345,465	9,228,086

		36,514,687

Transportation Consumer - 2.45%
Air Medical Group Holdings Inc, Senior Secured First Lien Term B-1 Loan, 5.000%, 06/30/2018	6,527,714	6,552,193
Lineage Logistics LLC, Senior Secured First Lien Term Loan, 4.500%, 04/07/2021	8,127,582	8,036,147
Sabre Inc, Senior Secured First Lien Term B Loan, 4.000%, 02/19/2019	5,925,707	5,861,531

		20,449,871

Utilities Electric - 3.63%
Atlantic Power Limited Partnership, Senior Secured First Lien Term Loan, 4.750%, 02/19/2021	1,101,145	1,093,580
Bayonne Energy Center LLC, Senior Secured First Lien Term B Loan, 4.500%, 08/19/2021	353,371	352,819
Empire Generating Co LLC, Senior Secured First Lien Term B Loan, 5.250%, 03/15/2021	1,619,909	1,605,734
Empire Generating Co LLC, Senior Secured First Lien Term C Loan, 5.250%, 03/15/2021	113,585	112,591
Exgen Texas Power LLC, Senior Secured First Lien Term Loan, 5.750%, 09/18/2021	2,912,621	2,890,777
FREIF North American Power I LLC, Senior Secured First Lien Term B-1 Loan, 4.750%, 03/29/2019	3,595,067	3,617,536
FREIF North American Power I LLC, Senior Secured First Lien Term C-1 Loan, 4.750%, 03/29/2019	705,636	710,046
Moxie Liberty LLC, Senior Secured First Lien Term B-1 Loan, 7.500%, 08/21/2020	5,441,176	5,563,603
Moxie Patriot LLC, Senior Secured First Lien Term B-1 Loan, 6.750%, 12/18/2020	462,963	473,380
Panda Temple Power II LLC, Senior Secured First Lien Term Loan, 7.250%, 04/03/2019	2,545,455	2,609,091
Sandy Creek Energy Associates LP, Senior Secured First Lien Term Loan, 5.000%, 11/09/2020	8,896,566	8,887,313
TPF II Power LLC, Senior Secured First Lien Term B Loan, L+4.50%, 10/31/2021(b)	2,471,910	2,470,378

		30,386,848

Utilities, Oil & Gas - 0.36%
EquiPower Resources Holdings LLC, Senior Secured First Lien Term C Loan, 4.250%, 12/21/2019	2,997,343	2,990,599

TOTAL FLOATING RATE LOAN INTERESTS (Cost $938,220,340)		934,046,674

CORPORATE BONDS - 35.15%
Aerospace and Defense - 0.11%
Erickson Inc, Senior Secured Bond, Series WI, 8.250%, 05/01/2020	963,000	919,665

Banking, Finance and Real Estate - 1.76%
Fly Leasing Limited, Senior Unsecured Bonds 6.375%, 10/15/2021	4,100,000	4,069,250
Forestar USA Real Estate, Senior Secured Bond, 8.500%, 06/01/2022(c)	1,650,000	1,699,500
Hockey Merger Sub 2 Inc, Senior Unsecured Bond 7.875%, 10/01/2021(c)	2,000,000	2,057,500
HUB Holdings LLC, Senior Unsecured Bond 8.125%, 07/15/2019(c)(d)	1,200,000	1,179,000
Jefferies Fin LLC, Senior Unsecured Bond, 6.875%, 04/15/2022(c)	1,450,000	1,435,500
Onex York Acquisition Co, Senior Unsecured Bond, 8.500%, 10/01/2022(c)	2,200,000	2,194,500
Opal Acquisition Inc, Senior Unsecured Bond, 8.875%, 12/15/2021(c)	2,000,000	2,072,500

		14,707,750

	Principal Amount	Market Value

Beverage, Food and Tobacco - 0.79%
Big Heart Pet Brands, Senior Unsecured Bond, 7.625%, 02/15/2019	$3,504,000	$3,482,100
Dole Food Co INC, Senior Secured Bond, 7.250%, 05/01/2019(c)	500,000	496,875
US Foods Inc, Senior Unsecured Bond, 8.500%, 06/30/2019	2,500,000	2,653,125

		6,632,100

Capital Equipment - 0.87%
Hardwoods Acquisition Inc, Senior Secured Bond, 7.500%, 08/01/2021(c)	3,100,000	3,069,000
Terex Corporation, Senior Unsecured Bond, 6.000%, 05/15/2021	4,000,000	4,180,000

		7,249,000

Chemicals, Plastics and Rubber - 0.89%
PetroLogistics LP/FIN, Senior Unsecured Bond, 6.250%, 04/01/2020	1,000,000	1,105,000
Pinnacle Operating Corporation, Senior Secured Bond, 9.000%, 11/15/2020(c)	2,000,000	2,140,000
VWR Funding Inc, Senior Unsecured Bond, 7.250%, 09/15/2017	4,000,000	4,180,000

		7,425,000

Construction and Building - 0.21%
Century Communities, Senior Unsecured Bond, 6.875%, 05/15/2022(c)	250,000	253,125
Zachry Holdings Inc, Senior Unsecured Bond, 7.500%, 02/01/2020(c)	1,450,000	1,493,500

		1,746,625

Consumer Goods Durable - 0.76%
Serta Simmons Holdings LLC, Senior Unsecured Bond, 8.125%, 10/01/2020(c)	6,000,000	6,360,000

Consumer Goods Non Durable - 1.59%
Armored Autogroup Inc, Senior Unsecured Bond, 9.250%, 11/01/2018	4,850,000	4,995,500
Elizabeth Arden Inc, Senior Unsecured Bond, 7.375%, 03/15/2021	1,000,000	892,500
Revlon Consumer Products Corporation, Senior Unsecured Bond, Series WI, 5.750%, 02/15/2021	6,000,000	5,910,000
Wolverine World Wide Inc, Senior Unsecured Bond, 6.125%, 10/15/2020	1,400,000	1,470,000

		13,268,000

Containers, Packaging and Glass - 1.54%
Beverage Packaging Holdings Luxembourg II SA, Senior Unsecured Bond, 6.000%, 06/15/2017(c)	700,000	691,250
Bway Holding Company, Senior Unsecured Bond, 9.125%, 08/15/2021(c)	3,100,000	3,131,000
Exopack Holdings SA, Senior Secured Bond, 7.875%, 11/01/2019(c)	750,000	787,500
Reynolds Group Issuer Inc, Senior Unsecured Bond:
8.500%, 05/15/2018	4,000,000	4,145,000
5.750%, 10/15/2020	4,000,000	4,090,000

		12,844,750

Energy, Oil and Gas - 8.59%
Alta Mesa Holdings LP, Senior Unsecured Bond, 9.625%, 10/15/2018	4,400,000	4,576,000
American Energy/AEPB, Senior Unsecured Bond, 7.375%, 11/01/2021(c)	1,650,000	1,518,000
Anna Merger Sub Inc, Senior Unsecured Bond, 9.625%, 10/15/2018(c)	2,000,000	2,015,000
Atlas EN Hldgs Op Co / ATL, Senior Unsecured Bond, 7.750%, 01/15/2021(c)	2,550,000	2,524,500
Citgo Petroleum Corporation, Senior Secured Bond, 6.250%, 08/15/2022(c)	3,200,000	3,336,000
Compressco Partners, Senior Unsecured Bond, 7.250%, 08/15/2022(c)	800,000	804,000
Crownrock LP / Crownrock F, Senior Unsecured Bond, 7.125%, 04/15/2021(c)	5,000,000	5,225,000
CVR REF LLC / COFF FIN INC, Senior Secured Bond, 6.500%, 11/01/2022	5,000,000	5,125,000
Energy XXI Gulf Coast Inc, Senior Unsecured Bond, 6.875%, 03/15/2024(c)	2,000,000	1,885,000
EP Energy LLC / Everest Acquisition Finance Inc, Senior Unsecured Bond, 7.750%, 09/01/2022	2,000,000	2,125,000
Genesis Energy LP, Senior Unsecured Bond, 5.750%, 02/15/2021	2,000,000	1,962,500
Jupiter Resources Inc, Senior Unsecured Bond, 8.500%, 10/01/2022(c)	8,000,000	7,120,000
Lightstream Resource Ltd., Senior Unsecured Bond, 8.625%, 02/01/2020(c)	2,600,000	2,587,000
Linn Energy LLC/Fin Corp, Senior Unsecured Bond:
6.250%, 11/01/2019	4,000,000	3,925,000
6.500%, 09/15/2021	1,150,000	1,127,000
NGL Energy PART LP/FIN CO, Senior Unsecured Bond, 5.125%, 07/15/2019(c)	2,200,000	2,164,250
QR Energy LP/ORE Finance, Senior Unsecured Bond, 9.250%, 08/01/2020	1,500,000	1,710,000

	Principal Amount	Market Value

Energy, Oil and Gas (continued)
Resolute Energy Corp, Senior Unsecured Bond, 8.500%, 05/01/2020	$2,900,000	$2,921,750
Rex Energy Corp, Senior Unsecured Bond, 6.250%, 08/01/2022(c)	2,650,000	2,567,187
RSP Permian Inc, Senior Unsecured Bond, 6.625%, 10/01/2022(c)	650,000	654,875
Sanchez Energy Corp, Senior Unsecured Bond, 6.125%, 01/15/2023(c)	1,750,000	1,739,325
SandRidge Energy Inc, Senior Unsecured Bond, 7.500%, 02/15/2023	4,000,000	3,905,000
Sidewinder Drilling Inc, Senior Unsecured Bond, 9.750%, 11/15/2019(c)	1,075,000	1,085,750
Swift Energy Co, Senior Unsecured Bond:
8.875%, 01/15/2020	1,500,000	1,537,500
7.875%, 03/01/2022	1,500,000	1,507,500
Talos Production LLC, Senior Unsecured Bond, 9.750%, 02/15/2018(c)	2,000,000	2,070,000
Teine Energy Ltd, Senior Unsecured Bond, 6.875%, 09/30/2022(c)	2,250,000	2,219,063
Western Refining Inc, Senior Unsecured Bond, 6.250%, 04/01/2021	1,850,000	1,859,250

		71,796,450

Forest Products and Paper - 0.26%
Tembec Industries Inc, Senior Secured Bond, 9.000%, 12/15/2019(c)	2,200,000	2,222,000

Healthcare and Pharmaceuticals - 0.37%
Aurora Diagnostics Holdings LLC, Senior Unsecured Bond, 10.750%, 01/15/2018	500,000	411,250
Salix Pharmaceuticals Ltd, Senior Unsecured Bond, 6.000%, 01/15/2021(c)	600,000	651,000
Valeant Pharmaceuticals, Inc., Senior Unsecured Bond, 6.375%, 10/15/2020(c)	2,000,000	2,062,500

		3,124,750

High Tech Industries - 1.85%
Entegris Inc, Senior Unsecured Bond, 6.000%, 04/01/2022(c)	1,250,000	1,275,000
Sanmina Corp, Senior Secured Bond, 4.375%, 06/01/2019(c)	750,000	736,875
Sanmina-SCI Corp, Senior Unsecured Bond, 7.000%, 05/15/2019(c)	1,696,000	1,780,800
Viasystems Inc, Senior Unsecured Bond, 7.875%, 05/01/2019(c)	10,002,000	10,527,105
WATERJET HOLDINGS INC, Senior Secured Bond, 7.625%, 02/01/2020(c)	1,100,000	1,141,250

		15,461,030

Hotels, Gaming and Leisure - 1.87%
Caesars Entertainment Resort Properties LLC, Senior Secured Bond, 8.000%, 10/01/2020(c)	1,000,000	991,875
Mood Media Corporation, Senior Unsecured Bond, 9.250%, 10/15/2020(c)	9,850,000	8,175,500
NCL Corporation Ltd, Senior Unsecured Bond, Series WI, 5.000%, 02/15/2018	3,250,000	3,298,750
Six Flags Inc, Senior Unsecured Bond, 5.250%, 01/15/2021(c)	3,250,000	3,168,750

		15,634,875

Media Advertising, Printing and Publishing - 0.12%
Southern Graphic, Inc., Senior Unsecured Bond, 8.375%, 10/15/2020(c)	1,000,000	1,045,000

Media Broadcasting and Subscription - 1.98%
Cablevision Systems Corp, Senior Unsecured Bond, 5.875%, 09/15/2022	4,000,000	3,885,000
Cequel Communications Holdings I, Senior Unsecured Bond, 6.375%, 09/15/2020(c)	8,500,000	8,786,875
Univision Communications Inc, Senior Unsecured Bond, 6.750%, 09/15/2022(c)	3,604,000	3,874,300

		16,546,175

Media Diversified and Production - 0.13%
Live Nation Entertainment Inc, Senior Secured Bond, 7.000%, 09/01/2020(c)	1,000,000	1,067,500

Metals and Mining - 0.51%
AK Steel Corp, Senior Unsecured Bond, 7.625%, 10/01/2021	3,000,000	2,910,000
Prince Mineral Holding Corp, Senior Unsecured Bond, 12.000%, 12/15/2019(c)	1,200,000	1,350,000

		4,260,000

Retail - 1.44%
Hillman Group Inc (The), Senior Unsecured Bond, 6.375%, 07/15/2022(c)	1,300,000	1,264,250
Logan’s Roadhouse Inc, Senior Unsecured Bond, 10.750%, 10/15/2017	6,044,000	4,563,220
New Acad Fin Co/Fin Corp, Senior Unsecured Bond, 8.000%, 06/15/2018(c)(d)	3,000,000	3,000,000
Petco Holdings Inc, Senior Unsecured Bond, 8.500%, 10/15/2017(c)(d)	2,300,000	2,340,250

	Principal Amount	Market Value

Retail (continued)
Quicksilver, Inc., Senior Secured Bond, 7.875%, 08/01/2018(c)	$1,000,000	$900,000

		12,067,720

Services - Business - 1.34%
Ceridian LLC, Senior Unsecured Bond, 8.125%, 11/15/2017(c)	1,250,000	1,254,687
FTI Consulting Inc, Senior Unsecured Bond, 6.000%, 11/15/2022	1,800,000	1,831,500
Global A&T Electronics, Senior Unsecured Bond, 10.000%, 02/01/2019(c)	4,000,000	3,650,000
Light Tower Rentals Inc, Senior Secured Bond, 8.125%, 08/01/2019(c)	700,000	710,500
Live Nation Entertainment Inc, Senior Unsecured Bond, 5.375%, 06/15/2022(c)	1,750,000	1,750,000
Sfx Entertainment Inc, Senior Secured Bond, 9.625%, 02/01/2019(c)	2,000,000	2,000,000

		11,196,687

Services - Consumer - 0.31%
Aramark Services, Inc., Senior Unsecured Bond, Series WI, 5.750%, 03/15/2020	1,500,000	1,545,000
Monitronics International Inc, Senior Unsecured Bond, 9.125%, 04/01/2020	1,000,000	1,030,000

		2,575,000

Telecommunications - 4.88%
Avaya Inc, Senior Secured Bond, 9.000%, 04/01/2019(c)	3,000,000	3,037,500
Cincinnati Bell Inc, Senior Unsecured Bond, 8.750%, 03/15/2018	2,215,000	2,301,385
Fairpoint Communications Inc, Senior Secured Bond, 8.750%, 08/15/2019(c)	3,000,000	3,157,500
Frontier Communications, Senior Unsecured Bond:
6.250%, 09/15/2021	1,000,000	995,625
7.125%, 01/15/2023	4,000,000	4,100,000
GCI Inc, Senior Unsecured Bond, 6.750%, 06/01/2021	6,000,000	5,985,000
Numericable Group SA, Senior Secured Bond, 6.000%, 05/15/2022(c)	2,250,000	2,269,687
Sorenson Communications Inc, Senior Secured Bond, 9.000%, 04/15/2021(c)(d)	1,530,612	1,500,000
Sorenson Holdings LLC, Senior Unsecured Bond, 13.000%, 10/31/2021(c)(d)	1,163,265	1,174,898
Sprint Corp, Senior Unsecured Bond, 7.875%, 09/15/2023(c)	4,750,000	5,058,750
T-Mobile USA Inc, Senior Unsecured Bond,:
Series WI, 6.250%, 04/01/2021	2,000,000	2,027,500
6.000%, 03/01/2023	2,000,000	2,005,000
West Corporation, Senior Unsecured Bond, 5.375%, 07/15/2022(c)	7,750,000	7,168,750

		40,781,595

Transportation Cargo - 0.91%
Kenan Advantage Group Inc (The), Senior Unsecured Bond, 8.375%, 12/15/2018(c)	7,250,000	7,603,438

Transportation Consumer - 0.55%
Sabre Global Inc, Senior Unsecured Bond, 8.500%, 05/15/2019(c)	2,302,000	2,471,773
US Airways Inc, Senior Unsecured Bond, 6.125%, 06/01/2018	2,100,000	2,163,000

		4,634,773

Utilities Electric - 1.24%
Calpine Corp, Senior Unsecured Bond, 5.750%, 01/15/2025	3,050,000	2,962,312
NRG Energy Inc, Senior Unsecured Bond:
6.250%, 07/15/2022(c)	750,000	772,969
6.625%, 03/15/2023	3,000,000	3,112,500
6.250%, 05/01/2024(c)	3,500,000	3,526,250

		10,374,031

	Principal Amount	Market Value

Utilities, Oil & Gas - 0.28%
Vanguard Nat Res/VNR Fin, Senior Unsecured Bond, 7.875%, 04/01/2020	$2,250,000	$2,340,000

TOTAL CORPORATE BONDS (Cost $294,748,108)		293,883,914

	Shares	Market Value
COMMON STOCK - 0.29%

Consumer Goods Durable - 0.15%
MModal LLC	63,870	1,200,213

Telecommunications - 0.14%
Sorenson Holdings LLC	3,551	1,176,447

TOTAL COMMON STOCK (Cost $2,570,748)		2,376,660

Total Investments - 147.15% (Cost $1,235,539,196)		1,230,307,248

Assets in Excess of Other Liabilities - 1.59%		13,300,801

Leverage Facility - (48.74)%		(407,500,000)

Net Assets - 100.00%		$836,108,049

Amounts above are shown as a percentage of net assets as of September 30, 2014.

(a)	The interest rate shown represents the rate at period end.
(b)	All or a portion of this position has not settled as of September 30, 2014. The interest rate shown represents the stated spread over the London Interbank Offered Rate (“LIBOR” or “L”) or the applicable LIBOR floor; the Fund will not accrue interest until the settlement date, at which point LIBOR will be established.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Total market value of Rule 144A securities amounts to $172,043,232, which represents approximately 20.58% of net assets as of September 30, 2014.
(d)	Option to convert to pay-in-kind security.

See Notes to Quarterly Portfolio of Investments.

Blackstone / GSO Strategic Credit Fund

Notes to Quarterly Portfolio of Investments

September 30, 2014 (Unaudited)

NOTE 1. ORGANIZATION

Blackstone / GSO Strategic Credit Fund (the “Fund” or “BGB”) is non-diversified, closed-end management investment company. BGB was organized as a Delaware statutory trust on March 28, 2012. BGB was registered under the Investment Company Act of 1940, as amended (the “1940 Act”), on April 6, 2012. BGB commenced operations on September 26, 2012. Prior to that date, BGB had no operations other than matters relating to its organization and the sale and issuance of 5,236 common shares of beneficial interest in BGB to GSO / Blackstone Debt Funds Management LLC (the “Adviser”) at a price of $19.10 per share. The Adviser serves as BGB’s investment adviser. BGB’s common shares are listed on the New York Stock Exchange (the “Exchange”) and trade under the ticker symbol “BGB.”

BGB’s primary investment objective is to seek high current income, with a secondary objective to seek preservation of capital, consistent with its primary goal of high current income. The Fund will seek to achieve its investment objectives by investing primarily in a diversified portfolio of loans and other fixed income instruments of predominantly U.S. corporate issuers, including first- and second-lien secured loans (‘‘Senior Secured Loans’’ or “Loans”) and high yield corporate bonds of varying maturities. Under normal market conditions, at least 80% of BGB’s assets will be invested in credit investments comprised of corporate fixed income instruments and other investments (including derivatives) with similar economic characteristics.

BGB will dissolve on or about September 15, 2027, absent shareholder approval to extend such term. Upon dissolution, BGB will distribute substantially all of its net assets to shareholders, after making appropriate provision for any liabilities of the Fund. Pursuant to BGB’s Agreement and Declaration of Trust, prior to the date of dissolution a majority of the Board of Trustees, with the approval of a majority of the outstanding voting securities entitled to vote (as defined in the 1940 Act), may extend the life of BGB. If approved, the dissolution date of the Fund may be extended by a period of two years or such shorter time as may be determined. However, the dissolution date of the Fund may be extended an unlimited number of times.

BGB is classified as “non-diversified” under the 1940 Act. As a result, BGB can invest a greater portion of its assets in obligations of a single issuer than a “diversified” fund. BGB may therefore be more susceptible than a diversified fund to being adversely affected by any single corporate, economic, political, or regulatory occurrence.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of its financial statements is in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and these differences could be material.

Portfolio Valuation: BGB’s net asset value (“NAV”) is determined daily on each day that the Exchange is open for business, as of the close of the regular trading session on the Exchange. The Fund calculates NAV per share by subtracting liabilities (including accrued expenses or dividends) from the total assets (the value of the securities plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of outstanding common shares of the Fund.

Loans are primarily valued by using a composite loan price from a nationally recognized loan pricing service. The methodology used by BGB’s nationally recognized loan pricing provider for composite loan prices is to value loans at the mean of the bid and ask prices from one or more brokers or dealers. Corporate bonds, other than short-term investments, are valued at the price provided by a nationally recognized pricing service. The prices provided by the nationally recognized service are typically based on the mean of bid and ask prices for each corporate bond security. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrices, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Short-term debt investments, if any, having a remaining maturity of 60 days or less when purchased would be valued at cost adjusted for amortization of premiums and accretion of discounts. Any investments and other assets for which such current market quotations are not readily available are valued at fair value (“Fair Valued Assets”) as determined in good faith by a committee of the Adviser under procedures established by, and under the general supervision and responsibility of, the Fund’s Board of Trustees.

Various inputs are used to determine the value of BGB’s investments. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1— Unadjusted quoted prices in active markets for identical investments at the measurement date.

Level 2— Significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3— Significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments).

The valuation techniques used by the Fund to measure fair value during the period ended September 30, 2014 maximized the use of observable inputs and minimized the use of unobservable inputs. The categorization of a value determined for investments and other financial instruments is based on the pricing transparency of the investment and other financial instruments and does not necessarily correspond to BGB’s perceived risk of investing in those securities.

The following table summarizes the valuation of the BGB’s investments under the fair value hierarchy levels as of September 30, 2014:

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Floating Rate Loan Interests
Beverage, Food and Tobacco	$–	$40,682,924	$3,316,098	$43,999,022
Chemicals, Plastics and Rubber	–	26,132,690	10,943,150	37,075,840
Consumer Goods Non Durable	–	10,234,040	1,886,065	12,120,105
Containers, Packaging and Glass	–	26,786,274	2,932,640	29,718,914
Energy Electricity	–	2,885,584	2,891,069	5,776,653
Energy, Oil and Gas	–	56,429,736	11,397,460	67,827,196
Healthcare and Pharmaceuticals	–	73,214,777	5,069,207	78,283,984
High Tech Industries	–	140,152,371	6,951,402	147,103,773
Services - Business	–	54,439,451	19,885,646	74,325,097
Services - Consumer	–	24,057,104	3,465,746	27,522,850
Utilities Electric	–	14,522,415	15,864,433	30,386,848
Other	–	379,906,392	–	379,906,392
Corporate Bonds	–	293,883,914	–	293,883,914
Common Stock
Telecommunications	–	–	1,176,447	1,176,447
Other	–	1,200,213	–	1,200,213
Total	$–	$1,144,527,885	$85,779,363	$1,230,307,248

*	Refer to each Fund’s Portfolio of Investments for a listing of securities by type.

The changes of the fair value of investments for which BGB has used Level 3 inputs to determine the fair value are as follows:

Blackstone/GSO Strategic Credit Fund	Floating Rate Loan Interests	Common Stock	Total

Balance as of December 31, 2013	$136,814,197	$-	$136,814,197
Accrued discount/ premium	624,712	-	624,712
Return of Capital	-	-	-
Realized Gain/(Loss)	443,369	-	443,369
Change in Unrealized Appreciation/(Depreciation)	(1,793,699)	1,176,447	(617,252)
Purchases	32,271,692	-	32,271,692
Sales Proceeds	(42,173,851)	-	(42,173,851)
Transfer into Level 3	14,500,421	-	14,500,421
Transfer out of Level 3	(56,083,925)	-	(56,083,925)

Balance as of September 30, 2014	$84,602,916	$1,176,447	$85,779,363

Net change in unrealized appreciation/(depreciation) attributable to Level 3 investments held at September 30, 2014	$(792,698)	$1,176,446	$383,748

Information about Level 3 fair value measurements as of September 30, 2014:

	Fair Value at 9/30/2014	Valuation Technique(s)	Unobservable Input(s)
Floating Rate Loan Interests	$84,602,916	Third-party vendor pricing service	Vendor Quote
Common Stock	$1,176,447	Performance Multiple	EBITDA Multiple (a)

(a)	A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
EBITDA Multiple	Increase	Decrease

The Fund evaluates transfers into or out of Level 1, 2 and 3 as of the end of the reporting period. There were no transfers between Level 1 and 2 during the period. Securities were transferred from Level 2 to Level 3 because of a lack of observable market data due to decrease in market activity and information for these securities. Other securities were moved from Level 3 to Level 2 as observable inputs were available for purposes of valuing those assets.

Securities Transactions and Investment Income: Securities transactions are recorded on trade date for financial reporting purposes. Interest income, including accretion of discount and amortization of premium, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost.

NOTE 3. SENIOR SECURED LOANS

BGB will seek to achieve its investment objectives by investing primarily in U.S. corporate fixed income instruments, including Loans and high yield corporate bond of varying maturities. Under normal market conditions, at least 80% of BGB’s Managed Assets (as defined below) will be invested in credit investments comprised of corporate fixed income instruments and other investments (including derivatives) with similar economic characteristics. BGB defines Managed Assets as total assets (Including any assets attributable to any leverage used) minus the sum of BGB’s accrued liabilities (other than liabilities incurred for any leverage). At September 30, 2014, 98.78% of BGB’s Managed Assets were held in corporate fixed income instruments and Loans.

First lien secured loans hold a senior position in the capital structure of a business entity, are typically secured with specific collateral and typically have a claim on the assets and/or stock of the Borrower that is senior to that held by unsecured creditors, subordinated debt holders and stockholders of the Borrower.

Loans often require prepayments from Borrowers’ excess cash flows or permit the Borrowers to repay at their election. The degree to which Borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, floating rate loans typically have an expected average life of two to four years. Floating rate loans typically have rates of interest which are re-determined periodically, either daily, monthly, quarterly or semi-annually by reference to a floating base lending rate, primarily London Interbank Offered Rate (LIBOR), plus a premium or credit spread.

Loans are subject to the risk of payment defaults of scheduled interest or principal. Such non-payment could result in a reduction of income, a reduction in the value of the investment and a potential decrease in the net asset value of the Fund. Risk of loss of income is generally higher for unsecured loans or debt, which are not backed by a security interest in any specific collateral. There can be no assurance that the liquidation of any collateral securing a Loan would satisfy the Borrower’s obligation to the Fund in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Second lien loans generally are subject to similar risks as those associated with investments in first lien loans except that such loans are subordinated in payment and/or lower in lien priority to first lien holders. In the event of default on a second lien loan, the first priority lien holder has first claim to the underlying collateral of the loan. Second lien loans are subject to the additional risk that the cash flow of the Borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior unsecured or senior secured obligations of the Borrower. At September 30, 2014, BGB had invested $114,436,076 in second lien secured loans.

Loans can be rated below investment grade or may also be unrated. As a result, the risks associated with Loans may be similar to the risks of other below investment grade securities, although they are senior and secured in contrast to other below investment grade securities, which are often subordinated or unsecured. BGB typically invests in Loans rated below investment grade, which are considered speculative because of the credit risk of their issuers. Such companies are more likely than investment grade issuers to default on their payments of interest and principal owed to BGB, and such defaults could reduce net asset value and income distributions. The amount of public information available with respect to below investment grade loans will generally be less extensive than that available for registered or exchange-listed securities. In evaluating the creditworthiness of Borrowers, the Adviser will consider, and may rely in part, on analyses performed by others. The Adviser’s established best execution procedures and guidelines require trades to be placed for execution only with broker-dealer counterparties approved by the Counterparty and Liquidity Sub-Committee of the Adviser. The factors considered by the Counterparty and Liquidity Sub-Committee when selecting and approving brokers and dealers include, but are not limited to: (i) quality, accuracy, and timeliness of execution, (ii) review of the reputation, financial strength and stability of the financial institution, (iii) willingness and ability of the counterparty to commit capital, (iv) ongoing reliability and (v) access to underwritten offerings and secondary markets. The Counterparty and Liquidity Sub-Committee regularly reviews each broker-dealer counterparty based on the foregoing factors.

BGB may acquire Loans through assignments or participations. BGB typically acquires these Loans through assignment, and if BGB acquires a Loan through participation, will seek to elevate a participation interest into an assignment as soon as practicably possible. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the purchaser’s rights can be more restricted than those of the assigning institution, and BGB may not be able to unilaterally enforce all rights and remedies under the Loan and with regard to any associated collateral. A participation typically results in a contractual relationship only with the institution participating out the interest, not with the Borrower. Sellers of participations typically include banks, broker-dealers, other financial institutions and lending institutions. The Adviser has adopted best execution procedures and guidelines to mitigate credit and counterparty risk in the atypical situation when BGB must acquire a Loan through a participation. BGB had no outstanding participations as of September 30, 2014.

NOTE 4. LEVERAGE

BGB entered into a Credit Agreement dated December 21 ,2012, as amended at December 20, 2013 (as amended or restated from time to time, the “Agreement”), with a bank to borrow up to a limit of $425 million pursuant to a 364 day revolving line of credit (“Leverage Facility”). Borrowings under the Agreement are secured by the assets of BGB. Interest is charged at a rate of 0.825% above LIBOR, with interest periods commencing on the date of the making of such LIBOR Loan (or the last date upon which any other Loan was converted to, or continued as, such LIBOR Loan) and ending on the numerically corresponding day in the calendar month that is one (1) week or one (1), two (2), three (3), six (6) or nine (9) months thereafter, as BGB may elect, or such other period as the lender may agree in its sole and absolute discretion. Under the terms of the Agreement, BGB must pay a commitment fee on any undrawn amounts. The commitment fee payable is 0.15% on the undrawn amounts when drawn amounts exceed 50% of the borrowing limit and 0.25% on the undrawn amounts at any other time. Interest and fees are payable quarterly. The Fund may elect to extend the Agreement for a further 364-day period with the consent of the lending bank. At September 30, 2014, BGB had borrowings outstanding under the Leverage Facility of $407.5 million at an interest rate of 0.98%. Due to the short term nature of the Agreement, face value approximates fair value at September 30, 2014. This fair value is based on Level 2 inputs under the three-tier fair valuation hierarchy (see Note 2). For the nine months ended September 30, 2014, the average borrowings under the Leverage Facility and the average interest rate were $403,397,436 and 1.00%, respectively.

Under the Agreement, BGB has agreed to certain covenants and additional investment limitations while the leverage is outstanding. The Fund agreed to maintain asset coverage of three times over borrowings. Compliance with the investment restrictions and calculations are performed by BGB’s custodian, The Bank of New York Mellon. As of September 30, 2014, BGB was in compliance with all required investment limitations and asset coverage requirements related to its leverage.

The use of borrowings to leverage the common shares can create risks. Changes in the value of BGB’s portfolio, including securities bought with the proceeds of leverage, are borne entirely by the holders of common shares. All costs and expenses related to any form of leverage used by BGB are borne entirely by common shareholders. If there is a net decrease or increase in the value of BGB’s investment portfolio, the leverage may decrease or increase, as the case may be, the net asset value per common share to a greater extent than if BGB did not utilize leverage. During periods when BGB is using leverage, the fees paid to the Adviser for advisory services and to ALPS for administrative services are higher than if BGB did not use leverage because the fees paid are calculated on the basis of BGB’s Managed Assets, which include the assets purchased through leverage. As of September 30, 2014, BGB’s leverage represented 32.77% of the Fund’s Managed Assets.

NOTE 5. UNREALIZED APPRECIATION/(DEPRECIATION)

On September 30, 2014, based on cost of $1,235,547,327 for federal income tax purposes, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $9,801,288 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $15,041,367, resulting in net unrealized depreciation of $5,240,079.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this Report.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Blackstone / GSO Strategic Credit Fund

By:	/s/ Daniel H. Smith, Jr.
Daniel H. Smith, Jr. (Principal Executive Officer)
Chairman, Chief Executive Officer and President

Date:	December 1, 2014

By:	/s/ Eric Rosenberg
Eric Rosenberg (Principal Financial Officer)
Treasurer and Chief Financial Officer

Date:	December 1, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daniel H. Smith, Jr.
Daniel H. Smith, Jr. (Principal Executive Officer)
Chairman, Chief Executive Officer and President

Date:	December 1, 2014

By:	/s/ Eric Rosenberg
Eric Rosenberg (Principal Financial Officer)
Treasurer and Chief Financial Officer

Date:	December 1, 2014